Balance Sheets (Unaudited) (Quarterly Report, USD $)	Sep. 30, 2013	Dec. 31, 2012
Quarterly Report
Current Assets
Cash	$ 1,233	$ 207
TOTAL CURRENT ASSETS	1,233	207
TOTAL ASSETS	1,233	207
CURRENT LIABILITIES
Accounts payable	134,254	69,767
Accrued Salaries - Related Parties	123,500	38,000
Current portion of long-term debt	892	1,440
Lines of credit	71,829	51,030
TOTAL CURRENT LIABILITIES	330,475	160,237
LONG-TERM LIABILITIES
Notes payable - related-party	22,150	7,431
Notes payable - long-term	6,566	6,695
TOTAL LIABILITIES	359,191	174,363
STOCKHOLDERS EQUITY (MEMBERS DEFICIT)
Common units no par value 1,675,000,000 authorized 0 and 1,675,000,000 issued and 0 and 1,675,000,000 outstanding
Common stock $.01 par value 2,500,000,000 authorized 1,675,000,000 and 0 issued, and 1,675,000,000 and 0 outstanding	16,750,000
MEMBERS DEFICIT		(174,156)
RETAINED DEFICIT	(17,107,958)
TOTAL STOCKHOLDERS DEFICIT AND MEMBERS DEFICIT	(357,958)	(174,156)
TOTAL LIABILITIES AND MEMBERS EQUITY	$ 1,233	$ 207